Condensed Consolidated Statements of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor	Jan. 31, 2011 Predecessor	Dec. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor	Mar. 31, 2013 Eliminations	Mar. 31, 2012 Eliminations	Dec. 31, 2011 Eliminations Successor	Dec. 31, 2012 Eliminations Successor	Jan. 31, 2011 Eliminations Predecessor	Dec. 31, 2010 Eliminations Predecessor	Mar. 31, 2013 Parent	Dec. 31, 2011 Parent Successor	Dec. 31, 2012 Parent Successor	Jan. 31, 2011 Parent Predecessor	Dec. 31, 2010 Parent Predecessor	Mar. 31, 2013 Guarantor Subsidiaries	Mar. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Guarantor Subsidiaries Successor	Dec. 31, 2012 Guarantor Subsidiaries Successor	Jan. 31, 2011 Guarantor Subsidiaries Predecessor	Dec. 31, 2010 Guarantor Subsidiaries Predecessor	Mar. 31, 2013 Non-Guarantor Subsidiaries	Mar. 31, 2012 Non-Guarantor Subsidiaries	Dec. 31, 2011 Non-Guarantor Subsidiaries Successor	Dec. 31, 2012 Non-Guarantor Subsidiaries Successor	Jan. 31, 2011 Non-Guarantor Subsidiaries Predecessor	Dec. 31, 2010 Non-Guarantor Subsidiaries Predecessor
Cash Flows from Operating Activities
Net Income (Loss)	$ (45)	$ 86	$ 242	$ 1,133	$ 631	$ 631	$ 6	$ 124	$ (4)	$ (51)	$ 1,529	$ (61)	$ 233	$ (57)		$ (45)			$ (144)	$ 87	$ 247	$ (383)	$ 626	$ (120)	$ 32	$ 3	$ 46	$ 32	$ 66	$ (107)
Reorganization items					(954)		(37)																(954)
Other	44	(112)	21	40	40		71	(124)	4	51	(1,529)	61	(233)	742	0	2,089			201	407	(36)	(18)	(61)	185	(775)	(523)	6	(511)	(82)	119
Cash provided by (used in) operating activities	(1)	(26)	263	118	(283)		77	0	0	0	0	0	0	685	0	998	0		57	494	211	(401)	(267)	65	(743)	(520)	52	(479)	(16)	12
Cash Flows from Investing Activities:
Capital expenditures	(45)	(21)	(133)	(166)	(6)		(45)			0		0			0		0		(14)	(19)	(125)	(89)	(6)	(38)	(31)	(2)	(8)	(77)		(7)
Cash paid in acquisition of mineral sands business				(1)												(1)
Proceeds from the sale of assets			1							0					0						1
Cash received in acquisition of mineral sands business				115												115
Cash provided by (used in) investing activities	(45)	(21)	(132)	(52)	(6)		(45)	0	0	0	0	0	0		0	114	0		(14)	(19)	(124)	(89)	(6)	(38)	(31)	(2)	(8)	(77)		(7)
Cash Flows from Financing Activities
Reductions of debt	(179)	(421)	(45)	(585)			(425)			0					0					(421)	(45)	(481)		(425)	(179)			(104)
Proceeds from borrowings	945	550	14	1,707	25		425			0		0			0		0				14	960	25	425	945	550		747
Debt issuance costs	(28)	(19)	(5)	(38)	(2)		(15)			0		0			0		0				(5)	(19)	(2)	(15)	(28)	(19)		(19)
Merger consideration				(193)												(193)
Proceeds from rights offering					185							0					0						185
Fees related to rights offering and other related debt costs							(17)																	(17)
Class A ordinary shares repurchases				(326)												(326)
Shares purchased for the Employee Participation Plan				(15)																								(15)
Dividends paid	(29)			(61)										(29)		(61)
Proceeds from conversion of warrants	1	1	1	1						0				1	0	1				1	1
Cash provided by (used in) financing activities	710	111	(35)	490	208		(32)	0	0	0	0	0	0	(28)	0	(579)	0			(420)	(35)	460	208	(32)	738	531		609
Effects of Exchange Rate Changes on Cash and Cash Equivalents	(5)	5	(3)	6			(1)															8		(1)	(5)	5	(3)	(2)
Net Increase (Decrease) in Cash and Cash Equivalents	659	69	93	562	(81)		(1)	0	0	0		0		657	0	533	0		43	55	52	(22)	(65)	(6)	(41)	14	41	51	(16)	5
Cash and Cash Equivalents at Beginning of Period	716	154	61	154	142	142	143							533					82	104	52	104	117	123	101	50	9	50	25	20
Cash and Cash Equivalents at End of Period	$ 1,375	$ 223	$ 154	$ 716	$ 61		$ 142							$ 1,190		$ 533			$ 125	$ 159	$ 104	$ 82	$ 52	$ 117	$ 60	$ 64	$ 50	$ 101	$ 9	$ 25